Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Mar. 11, 2022	Jan. 30, 2022	Jan. 29, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Unpaid Principal Amount				$ 3,000,000
Accrued Interest				9,507
Convertible Promissory Note Principal Amount				$ 3,376,526	$ 734,991
Non-convertible Note Issued Principal Amount						$ 84,000
Subsequent Event [Member]
Intellectual Property Assets Purchase Price			$ 26,000,000
Convertible Promissory Note Principal Amount		$ 26,000,000
Convertible Note Payable In Cash Date		Jan. 30, 2027
Initial Public Offering Price Of The Offering Percentage		80.00%
Unpaid Principal And Accrued Interest, And A Maturity Date	Feb. 28, 2023
Unpaid Principal And Accrued Interest Rate		1.85%
Non-convertible Note Issued Principal Amount	$ 800,000